Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,347.70
Total Offset Amount	0.00
Net Fee	2,347.70
Narrative - Max Aggregate Offering Price	$ 17,000,000.00
Final Prospectus	true